Financial instruments (Narrative) (Details) lb in Millions, $ in Millions	Dec. 31, 2025 USD ($) lb oz $ / OZ $ / lbs	Dec. 31, 2024 USD ($) lb $ / lbs
Disclosure of detailed information about financial instruments [line items]
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	92.00%	87.00%
Percentage of entity's trade receivables that are insured	43.00%	36.00%
Copper fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper fixed for floating swaps | lb	57.9	61.7
Average price recorded for copper fixed for floating swaps | $ / lbs	5.18	4.19
Derivative financial assets		$ 13.7
Derivative financial liabilities	$ 26.4
Gold fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of net gold swaps outstanding | oz	23,180
Average price recorded for gold fixed for floating swaps | $ / OZ	4,333
Derivative financial liabilities	$ 4.9
Zinc fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of zinc fixed for floating swaps | lb	7.3	9.7
Average price recorded for zinc fixed for floating swaps | $ / lbs	1.4	1.38
Derivative financial assets	$ 0.0	$ 0.3
Copper forward sale [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper forwards outstanding | lb	0.0	5.3
Average price recorded for copper forwards outstanding | $ / lbs		3.95
Derivative financial liabilities	$ 0.0	$ 0.1
Copper costless collars [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper collars outstanding | lb	0.0	6.6
Average floor price | $ / lbs		3.88
Average cap price | $ / lbs		4.14
Derivative financial assets	$ 0.0	$ 0.1
Provisional pricing - copper and zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 40.9
Derivative financial liabilities		$ 13.9
Customer 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	23.00%	39.00%
Customer 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	21.00%	28.00%